Guarantor and Non-Guarantor Supplemental Financial Information - Condensed Consolidating Statements of Cash Flows (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 31, 2016	Apr. 30, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net cash (used in) provided by operating activities					$ (220,499)	$ (309,332)	$ (365,706)
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment					0	0	(5,243)
Capital expenditures			$ (1,391)	$ (6,407)	(19,412)	(20,391)	(11,642)
Proceeds from sale of intangibles			0	53,693	53,693	0	0
Proceeds from sale of capital assets			(51)	149	127	776	3,123
Investment in subsidiary			0		0	0	0
Acquisition of intangible assets			(369)	(849)	(1,486)	(1,745)	(1,385)
Other assets						(301)
Net cash provided by (used in) investing activities					32,922	(21,661)	(15,147)
Cash flows from financing activities:
Proceeds from notes payable					810,000	724,750	604,000
Repayments of notes payable			(2,025)	0	(522,191)	(450,000)	(235,535)
Borrowings from revolving credit facility			40,000	57,000	201,000	196,895	57,000
Repayments on revolving credit facility			0	(40,000)	(261,000)	(136,895)	(77,000)
Proceeds from capital contribution	$ 30,600	$ 69,800	0	0	4,700	0	100,407
Payment of intercompany settlement						(2,983)	0
Intercompany receivable						0	0
Intercompany payable						0	0
Repayments of capital lease obligations				(3,418)	(12,354)	(10,007)	(8,315)
Financing costs					(11,317)	(18,277)	(9,036)
Deferred financing costs					(9,302)	(11,119)	(9,241)
Return of capital					(3,129)	(1,151)
Net cash provided by financing activities					196,407	291,213	422,280
Effect of exchange rate changes on cash			25	(19)	71	132	(466)
Net decrease in cash and cash equivalents			(9,082)	(399)	8,901	(39,648)	40,961
Cash and cash equivalents:
Beginning of period			12,773	3,872	3,872	43,520	2,559
End of period			3,691	3,473	12,773	3,872	43,520
Reportable Legal Entities
Cash flows from financing activities:
Repayments of notes payable							0
Financing costs							0
Eliminations
Cash flows from operating activities:
Net cash (used in) provided by operating activities					0	0	0
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment							0
Capital expenditures			0	0	0	0	0
Proceeds from sale of intangibles				0	0
Proceeds from sale of capital assets			0	0	0	0	0
Investment in subsidiary			46,605		202,863	324,071	508,621
Acquisition of intangible assets			0	0	0	0	0
Other assets						0
Net cash provided by (used in) investing activities					202,863	324,071	508,621
Cash flows from financing activities:
Proceeds from notes payable					0	0	0
Repayments of notes payable			0		0	0	0
Borrowings from revolving credit facility			0	0	0	0	0
Repayments on revolving credit facility				0	0	0	0
Proceeds from capital contribution			(46,369)	(17,416)	(209,121)	(326,373)	(100,407)
Payment of intercompany settlement						0	0
Intercompany receivable						(3,621)	(12,906)
Intercompany payable						3,621	(395,308)
Repayments of capital lease obligations				0	0	0	0
Financing costs					0	0	0
Deferred financing costs					0	0	0
Return of capital					6,258	2,302
Net cash provided by financing activities					(202,863)	(324,071)	(508,621)
Effect of exchange rate changes on cash			0	0	0	0	0
Net decrease in cash and cash equivalents			0	0	0	0	0
Cash and cash equivalents:
Beginning of period			0	0	0	0	0
End of period			0	0	0	0	0
Parent Company | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities					0	0	0
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment							0
Capital expenditures			0	0	0	0	0
Proceeds from sale of intangibles				0	0
Proceeds from sale of capital assets			0	0	0	0	0
Investment in subsidiary			(118)		(1,571)	1,151	(100,407)
Acquisition of intangible assets			0	0	0	0	0
Other assets						0
Net cash provided by (used in) investing activities					(1,571)	1,151	(100,407)
Cash flows from financing activities:
Proceeds from notes payable					0	0	0
Repayments of notes payable			0		0	0
Borrowings from revolving credit facility			0	0	0	0	0
Repayments on revolving credit facility				0	0	0	0
Proceeds from capital contribution			0	0	4,700	0	100,407
Payment of intercompany settlement						0	0
Intercompany receivable						0	0
Intercompany payable						0	0
Repayments of capital lease obligations				0	0	0	0
Financing costs					0	0
Deferred financing costs					0	0	0
Return of capital					(3,129)	(1,151)
Net cash provided by financing activities					1,571	(1,151)	100,407
Effect of exchange rate changes on cash			0	0	0	0	0
Net decrease in cash and cash equivalents			0	0	0	0	0
Cash and cash equivalents:
Beginning of period			0	0	0	0	0
End of period			0	0	0	0	0
Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities					(220,952)	(313,290)	(380,508)
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment							(5,243)
Capital expenditures			(1,391)	(6,407)	(19,409)	(20,391)	(11,642)
Proceeds from sale of intangibles				53,693	53,693
Proceeds from sale of capital assets			(51)	149	127	776	3,080
Investment in subsidiary			0		0	0	0
Acquisition of intangible assets			(369)	(849)	(1,486)	(1,745)	(1,385)
Other assets						(301)
Net cash provided by (used in) investing activities					32,925	(21,661)	(15,190)
Cash flows from financing activities:
Proceeds from notes payable					0	0	0
Repayments of notes payable			0		0	0
Borrowings from revolving credit facility			0	0	0	0	0
Repayments on revolving credit facility				0	0	0	0
Proceeds from capital contribution			46,369	17,416	204,421	326,373	0
Payment of intercompany settlement						(2,983)	3,000
Intercompany receivable						3,621	12,906
Intercompany payable						0	408,214
Repayments of capital lease obligations				(3,305)	(12,011)	(9,667)	(8,295)
Financing costs					0	0
Deferred financing costs					0	0	0
Return of capital					(3,129)	(1,151)
Net cash provided by financing activities					189,281	316,193	415,825
Effect of exchange rate changes on cash			0	0	0	0	0
Net decrease in cash and cash equivalents			(682)	572	1,254	(18,758)	20,127
Cash and cash equivalents:
Beginning of period			682	(572)	(572)	18,186	(1,941)
End of period			0	0	682	(572)	18,186
Non-Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities					453	3,958	14,802
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment							0
Capital expenditures			0	0	(3)	0	0
Proceeds from sale of intangibles				0	0
Proceeds from sale of capital assets			0	0	0	0	43
Investment in subsidiary			0		0	0	0
Acquisition of intangible assets			0	0	0	0	0
Other assets						0
Net cash provided by (used in) investing activities					(3)	0	43
Cash flows from financing activities:
Proceeds from notes payable					0	0	0
Repayments of notes payable			0		0	0
Borrowings from revolving credit facility			0	0	0	0	0
Repayments on revolving credit facility				0	0	0	0
Proceeds from capital contribution			0	0	0	0	0
Payment of intercompany settlement						0	(3,000)
Intercompany receivable						0	0
Intercompany payable						(3,621)	(12,906)
Repayments of capital lease obligations				(113)	(343)	(340)	(20)
Financing costs					0	0
Deferred financing costs					0	0	0
Return of capital					0	0
Net cash provided by financing activities					(343)	(3,961)	(15,926)
Effect of exchange rate changes on cash			25	(19)	71	132	(466)
Net decrease in cash and cash equivalents			(6)	(555)	178	129	(1,547)
Cash and cash equivalents:
Beginning of period			961	783	783	654	2,201
End of period			955	228	961	783	654
APX Group, Inc. | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities					0	0	0
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment							0
Capital expenditures			0	0	0	0	0
Proceeds from sale of intangibles				0	0
Proceeds from sale of capital assets			0	0	0	0	0
Investment in subsidiary			(46,487)		(201,292)	(325,222)	(408,214)
Acquisition of intangible assets			0	0	0	0	0
Other assets						0
Net cash provided by (used in) investing activities					(201,292)	(325,222)	(408,214)
Cash flows from financing activities:
Proceeds from notes payable					810,000	724,750	604,000
Repayments of notes payable			(2,025)		(522,191)	(450,000)	(235,535)
Borrowings from revolving credit facility			40,000	57,000	201,000	196,895	57,000
Repayments on revolving credit facility				(40,000)	(261,000)	(136,895)	(77,000)
Proceeds from capital contribution			0	0	4,700	0	100,407
Payment of intercompany settlement						0	0
Intercompany receivable							0
Intercompany payable						0	0
Repayments of capital lease obligations				0	0	0	0
Financing costs					(11,317)	(18,277)	(9,036)
Deferred financing costs					(9,302)	(11,119)	(9,241)
Return of capital					(3,129)	(1,151)
Net cash provided by financing activities					208,761	304,203	430,595
Effect of exchange rate changes on cash			0	0	0	0	0
Net decrease in cash and cash equivalents			(8,394)	(416)	7,469	(21,019)	22,381
Cash and cash equivalents:
Beginning of period			11,130	3,661	3,661	24,680	2,299
End of period			$ 2,736	$ 3,245	$ 11,130	$ 3,661	$ 24,680